Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 25,622,430	$ 20,916,531
Payables	23,912,133	34,105,698
Guarantee deposits	564,576	491,089
Bonds payable	51,166,733	44,416,332
Long-term loans	39,432,170	33,982,544
Other financial liabilities-noncurrent	22,338,401	22,561,882
Total	163,036,443	156,474,076
Forward exchange contracts, net settlement		(60,855)
Not later than one year [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	25,622,430	20,916,531
Payables	23,807,378	33,996,623
Guarantee deposits	95,085	0
Bonds payable	26,321,530	8,062,161
Long-term loans	3,855,962	4,000,076
Other financial liabilities-noncurrent	0	0
Total	79,702,385	66,975,391
Forward exchange contracts, net settlement		(60,855)
Later than two years and not later than three years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	14,071	13,140
Bonds payable	5,564,967	10,339,221
Long-term loans	8,728,249	7,507,908
Other financial liabilities-noncurrent	0	0
Total	14,307,287	17,860,269
Forward exchange contracts, net settlement		0
Later than four years and not later than five years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	0	0
Guarantee deposits	29,876	32,347
Bonds payable	10,590,265	22,870,813
Long-term loans	13,397,515	9,899,242
Other financial liabilities-noncurrent	13,402,849	0
Total	37,420,505	32,802,402
Forward exchange contracts, net settlement		0
Later than five years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0	0
Payables	104,755	109,075
Guarantee deposits	425,544	445,602
Bonds payable	8,689,971	3,144,137
Long-term loans	13,450,444	12,575,318
Other financial liabilities-noncurrent	8,935,552	22,561,882
Total	$ 31,606,266	38,836,014
Forward exchange contracts, net settlement		$ 0